EQUITY COMPONENTS	12 Months Ended
Dec. 31, 2022
Equity Components
EQUITY COMPONENTS

NOTE 13: EQUITY COMPONENTS

13.1	Share capital

As of December 31, 2022, the share capital amounts to 1,384 million shares, including approximately 4 million treasury shares.

13.1.1 Share buyback programs

Taking into consideration the market volatility and the persisting divergence between the Company’s share price and the economic reality its assets currently or potentially have, which is detrimental to the interests of its shareholders, and considering the Company’s history of strong cash position and fund availability, the Board of Directors has implemented several share buyback programs, considering in each case that treasury shares may not exceed the 10% capital stock capitalization.

During 2021, the Company’s Board of Directors approved Programs 9 and 10 for a maximum amount of US$ 30 million each, under which shares could be acquired up to a maximum price of US$ 16 and US$ 15.5 per ADR, respectively. The Company directly and indirectly acquired 2.7 million own ADRs for a value of US$ 38.7 million, and the repurchased shares canceled in full.

On December 1, 2021, the Company’s Board of Directors approved Program 11 for a maximum amount of US$ 30 million and an initial term of 120 calendar days; under this Program, shares may be acquired up to a maximum price of US$ 19 per ADR and $ 167 per common share. On March 10, 2022, the Board of Directors resolved to suspend Program 11, as the Company’s share and ADR prices exceeded the set repurchase limit values.

On May 11, 2022, the Board of Directors resolved to approve Program 12 for a maximum amount of US$ 30 million, an initial term of 120 calendar days, and a maximum price of US$ 22 per ADR and $ 194 per common share.

As of the issuance of these Consolidated Financial Statements, these programs have already expired.

During 2022, the Company indirectly acquired 0.9 million own ADRs for a value of US$ 18.2 million to an average price of US$ 20,3 per ADR.

13.1.2	Stock Compensation Plan

During fiscal year ended December 31, 2021, the Company delivered 0.5 million own shares as payments under the stock compensation plan for officers and other key staff, respectively. In addition, the Company acquired 6 million own shares, out of which 2 million were allocated to the compensation of senior managers. As of December, 31 2022 and 2021, 4 million remained in treasury to be delivered to employees under such plan (see Note 4.17).

13.1.3	Capital reductions

During 2021, the capital stock reduction approved by the Company’s General Ordinary and Extraordinary Shareholders’ Meeting held on April 29, 2021 and September 30, 2021, which provided for the cancellation of 56.6 million shares and 12.5 million shares, respectively. These reductions are registered in the Public Registry.

On April 27, 2022, General Ordinary and Extraordinary Shareholders’ Meeting resolved to reduce the Company’s capital stock by canceling 2.8 million shares which took place during October 2022. This reduction was registered with the Public Registry on September 14, 2022.

13.2	Earnings per share

Basic earnings per share are calculated by dividing the result attributable to the Company’s equity interest holders by the weighted average of outstanding common shares during the year. Diluted earnings per share are calculated by adjusting the weighted average of outstanding common shares to reflect the conversion of all dilutive potential common shares.

Potential common shares will be deemed dilutive only when their conversion into common shares may reduce the earnings per share or increase losses per share of the continuing business. Potential common shares will be deemed anti-dilutive when their conversion into common shares may result in an increase in the earnings per share or a decrease in the losses per share of the continuing operations.

The calculation of diluted earnings per share does not entail a conversion, the exercise or another issuance of shares which may have an anti-dilutive effect on the losses per share, or where the option exercise price is higher than the average price of ordinary shares during the period, no dilutive effect is recorded, being the diluted earnings per share equal to the basic. As of December 31, 2022, 2021 and 2020, the Company does not hold any significant potential dilutive shares, therefore there are no differences with the basic earning per share.

	12.31.2022	12.31.2021	12.31.2020
Earning for continuing operations attributable to equity holders of the Company	456	312	132
Weighted average amount of outstanding shares	1,381	1,405	1,572
Basic and diluted earnings per share from continued operations	0.33	0.22	0.08

Loss for discontinued operations attributable to equity holders of the Company	-	(39)	(499)
Weighted average amount of outstanding shares	1,381	1,405	1,572
Basic and diluted loss per share from discontinued operations	-	(0.03)	(0.32)

Earning (Loss) attributable to equity holders of the Company	456	273	(367)
Weighted average amount of outstanding shares	1,381	1,405	1,572
Basic and diluted earning (loss) per share	0.33	0.19	(0.23)

13.3	Profit distributions

Dividends distributed to individuals, undivided estates or beneficiaries residing abroad, derived from profits generated during fiscal years beginning on or January 1, 2018 are subject to a 7% withholding tax (see Note 2.6.1.2). The distribution of dividends is made based on the Company’s Stand-Alone Financial Statements which are presented in pesos, the legal currency in Argentina, pursuant to regulatory requirements.